Cover	Aug. 26, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2020
Entity File Number	001-37997
Entity Registrant Name	SACHEM CAPITAL CORP.
Entity Central Index Key	0001682220
Entity Tax Identification Number	81-3467779
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	698 Main Street
Entity Address, City or Town	Branford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06405
City Area Code	203
Local Phone Number	433-4736
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value $.001 per share
Trading Symbol	SACH
Security Exchange Name	NYSEAMER
7.125% Notes Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.125% Notes due 2024
Trading Symbol	SCCB
Security Exchange Name	NYSEAMER
6.875% Notes Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.875% Notes due 2024
Trading Symbol	SACC
Security Exchange Name	NYSEAMER